EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION	EQUITY-BASED COMPENSATION
Eaton recognizes equity-based compensation expense based on the grant date fair value of the award. Awards with service conditions or both service and market conditions are expensed over the period during which an employee is required to provide service in exchange for the award. Awards with both service and performance conditions are expensed over the period an employee is required to provide service based on the number of units for which achievement of the performance objective is probable. The Company estimates forfeitures as part of recording equity-based compensation expense.
Restricted Stock Units and Awards
Restricted stock units (RSUs) and restricted stock awards (RSAs) have been issued to certain employees and directors. The fair value of RSUs and RSAs are determined based on the closing market price of the Company’s ordinary shares at the date of grant. The RSUs entitle the holder to receive one ordinary share for each RSU upon vesting, generally over three years. RSAs are issued and outstanding at the time of grant, but remain subject to forfeiture until vested, generally over ten years. A summary of the RSU and RSA activity for 2025 is as follows:

(Restricted stock units and awards in millions)	Number of restricted stock units and awards	Weighted-average fair value per unit and award
Non-vested at January 1	0.7	$202.76
Granted	0.3	305.76
Vested	(0.4)	210.02
Forfeited	—	275.66
Non-vested at December 31	0.6	$244.44
Information related to RSUs and RSAs is as follows:

(In millions)	2025	2024	2023
Pre-tax expense for RSUs and RSAs	$84	$74	$65
After-tax expense for RSUs and RSAs	65	58	51
Fair value of vested RSUs and RSAs	107	126	84
As of December 31, 2025, total compensation expense not yet recognized related to non-vested RSUs and RSAs was $90 million, and the weighted-average period in which the expense is expected to be recognized is 2.2 years. Excess tax benefit for RSUs and RSAs totaled $5 million, $8 million, and $4 million for 2025, 2024, and 2023, respectively.
Performance Share Units
Performance share units (PSUs) have been issued to certain employees that vest based on the satisfaction of a three-year service period and the market condition of total shareholder return relative to that of a group of peers. Awards earned at the end of the three-year vesting period range from 0% to 200% of the targeted number of PSUs granted based on the ranking of total shareholder return of the Company, assuming reinvestment of all dividends, relative to a defined peer group of companies. Equity-based compensation expense for these PSUs is recognized over the period during which an employee is required to provide service in exchange for the award. Upon vesting, dividends that have accumulated during the vesting period are paid on earned awards.
The Company uses a Monte Carlo simulation to estimate the fair value of PSUs with market conditions. The principal assumptions utilized in valuing these PSUs include the expected stock price volatility (based on the most recent 3-year period as of the grant date) and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon bonds with a three-year maturity as of the grant date). A summary of the assumptions used in determining fair value of these PSUs is as follows:

	2025	2024	2023
Expected volatility	29%	26%	27%
Risk-free interest rate	3.96%	4.36%	4.35%
Weighted-average fair value of PSUs granted	$296.52	$362.38	$203.18
A summary of these PSUs that vested is as follows:

(Performance share units in millions)	2025	2024	2023
Percent payout	138%	163%	187%
Shares vested	0.2	0.2	0.3
A summary of the 2025 activity for these PSUs is as follows:

(Performance share units in millions)	Number of performance share units	Weighted-average fair value per unit
Non-vested at January 1	0.2	$248.21
Granted[1]	0.1	296.52
Adjusted for performance results achieved[2]	—	203.18
Vested	(0.2)	203.18
Forfeited	(0.1)	303.41
Non-vested at December 31	0.1	$332.05
[1] Performance shares granted assuming the Company will perform at target relative to peers.
[2] Adjustments for the number of shares vested under the 2023 awards at the end of the three-year performance period ended December 31, 2025, being higher than the target number of shares.
Information related to PSUs is as follows:

(In millions)	2025	2024	2023
Pre-tax expense for PSUs	$22	$23	$22
After-tax expense for PSUs	18	18	17
As of December 31, 2025, total compensation expense not yet recognized related to non-vested PSUs was $23 million and the weighted-average period in which the expense is to be recognized is 1.6 years. Excess tax benefit for PSUs totaled $6 million, $11 million, and $7 million for 2025, 2024, and 2023, respectively.
Stock Options
Under various plans, stock options have been granted to certain employees and directors to purchase ordinary shares at prices equal to fair market value on the date of grant. Substantially all of these options vest ratably during the three-year period following the date of grant and expire 10 years from the date of grant. Compensation expense is recognized for stock options based on the fair value of the options at the date of grant and amortized on a straight-line basis over the period the employee or director is required to provide service.
The Company uses a Black-Scholes option pricing model to estimate the fair value of stock options. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the most recent historical period equal to the expected life of the option); the expected option life (an estimate based on historical experience); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon with a maturity equal to the expected life of the option). A summary of the assumptions used in determining the fair value of stock options is as follows:

	2025	2024	2023
Expected volatility	30%	29%	27%
Expected option life in years	6.2	6.3	6.3
Expected dividend yield	1.5%	1.5%	2.0%
Risk-free interest rate	4.3%	4.0 to 4.5%	4.1 to 4.3%
Weighted-average fair value of stock options granted	$102.50	$93.42	$48.79
A summary of stock option activity is as follows:

(Options and aggregate intrinsic value in millions)	Weighted-average exercise price per option	Options	Weighted-average remaining contractual life in years	Aggregate intrinsic value
Outstanding at January 1, 2025	$130.25	1.6
Granted	297.35	0.1
Exercised	104.73	(0.4)
Forfeited and canceled	252.95	—
Outstanding at December 31, 2025	$152.22	1.3	5.2	$214

Exercisable at December 31, 2025	$119.93	1.0	4.3	$199
Reserved for future grants at December 31, 2025		17.1
The aggregate intrinsic value in the table above represents the total excess of the $318.51 closing price of Eaton ordinary shares on the last trading day of 2025 over the exercise price of the stock option, multiplied by the related number of options outstanding and exercisable. The aggregate intrinsic value is not recognized for financial accounting purposes and the value changes based on the daily changes in the fair market value of the Company's ordinary shares.
Information related to stock options is as follows:

(In millions)	2025	2024	2023
Pre-tax expense for stock options	$20	$11	$10
After-tax expense for stock options	16	9	8
Proceeds from stock options exercised	39	69	78
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	17	30	22
Intrinsic value of stock options exercised	88	165	116
Total fair value of stock options vested	$11	$11	$10

Stock options exercised	0.4	0.8	1.0
As of December 31, 2025, total compensation expense not yet recognized related to non-vested stock options was $9 million, and the weighted-average period in which the expense is expected to be recognized is 1.4 years